Financial risk - Impaired loans (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Past due receivables
Financial assets	$ 828,050	$ 807,123
Parent Entity
Past due receivables
Financial assets	881,755	862,437
Gross/Cost
Past due receivables
Financial assets	830,864	809,989
Gross/Cost | Parent Entity
Past due receivables
Financial assets	884,162	864,810
Provision for impairment charges on loans
Past due receivables
Financial assets	(2,814)	(2,866)
Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(2,407)	(2,373)
Impaired | Gross/Cost
Past due receivables
Financial assets	1,419	1,546
Impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	1,156	1,239
Loans | Impaired
Past due receivables
Financial assets	763	828	$ 1,092	$ 1,018	$ 1,293
Loans | Impaired | Parent Entity
Past due receivables
Financial assets	608	640
Loans | Impaired | Gross/Cost
Past due receivables
Financial assets	1,416	1,542
Loans | Impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	1,154	1,236
Loans | Impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(653)	(714)
Loans | Impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(546)	(596)
Loans | Individually impaired
Past due receivables
Financial assets	275	376
Loans | Individually impaired | Parent Entity
Past due receivables
Financial assets	155	238
Loans | Individually impaired | Gross/Cost
Past due receivables
Financial assets	697	856
Loans | Individually impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	530	655
Loans | Individually impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(422)	(480)
Loans | Individually impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(375)	(417)
Loans | Collectively impaired
Past due receivables
Financial assets	488	452
Loans | Collectively impaired | Parent Entity
Past due receivables
Financial assets	453	402
Loans | Collectively impaired | Gross/Cost
Past due receivables
Financial assets	719	686
Loans | Collectively impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	624	581
Loans | Collectively impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(231)	(234)
Loans | Collectively impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(171)	(179)
Loans - housing and personal
Past due receivables
Financial assets	513,921	495,820
Loans - housing and personal | Parent Entity
Past due receivables
Financial assets	466,051	448,398
Loans - housing and personal | Gross/Cost
Past due receivables
Financial assets	515,224	497,151
Loans - housing and personal | Gross/Cost | Parent Entity
Past due receivables
Financial assets	467,176	449,489
Loans - housing and personal | Provision for impairment charges on loans
Past due receivables
Financial assets	(1,303)	(1,331)
Loans - housing and personal | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(1,125)	(1,091)
Loans - housing and personal | Impaired
Past due receivables
Financial assets	385	375
Loans - housing and personal | Impaired | Parent Entity
Past due receivables
Financial assets	331	297
Loans - housing and personal | Impaired | Gross/Cost
Past due receivables
Financial assets	687	681
Loans - housing and personal | Impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	572	542
Loans - housing and personal | Impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(302)	(306)
Loans - housing and personal | Impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(241)	(245)
Loans - housing and personal | Individually impaired
Past due receivables
Financial assets	59	60
Loans - housing and personal | Individually impaired | Parent Entity
Past due receivables
Financial assets	45	38
Loans - housing and personal | Individually impaired | Gross/Cost
Past due receivables
Financial assets	165	164
Loans - housing and personal | Individually impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	130	121
Loans - housing and personal | Individually impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(106)	(104)
Loans - housing and personal | Individually impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(85)	(83)
Loans - housing and personal | Collectively impaired
Past due receivables
Financial assets	326	315
Loans - housing and personal | Collectively impaired | Parent Entity
Past due receivables
Financial assets	286	259
Loans - housing and personal | Collectively impaired | Gross/Cost
Past due receivables
Financial assets	522	517
Loans - housing and personal | Collectively impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	442	421
Loans - housing and personal | Collectively impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(196)	(202)
Loans - housing and personal | Collectively impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(156)	(162)
Loans - business
Past due receivables
Financial assets	195,769	189,099
Loans - business | Parent Entity
Past due receivables
Financial assets	164,117	157,839
Loans - business | Gross/Cost
Past due receivables
Financial assets	197,280	190,634
Loans - business | Gross/Cost | Parent Entity
Past due receivables
Financial assets	165,399	159,121
Loans - business | Provision for impairment charges on loans
Past due receivables
Financial assets	(1,511)	(1,535)
Loans - business | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(1,282)	(1,282)
Loans - business | Impaired
Past due receivables
Financial assets	378	453
Loans - business | Impaired | Parent Entity
Past due receivables
Financial assets	277	343
Loans - business | Impaired | Gross/Cost
Past due receivables
Financial assets	729	861
Loans - business | Impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	582	694
Loans - business | Impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(351)	(408)
Loans - business | Impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(305)	(351)
Loans - business | Individually impaired
Past due receivables
Financial assets	216	316
Loans - business | Individually impaired | Parent Entity
Past due receivables
Financial assets	110	200
Loans - business | Individually impaired | Gross/Cost
Past due receivables
Financial assets	532	692
Loans - business | Individually impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	400	534
Loans - business | Individually impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(316)	(376)
Loans - business | Individually impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	(290)	(334)
Loans - business | Collectively impaired
Past due receivables
Financial assets	162	137
Loans - business | Collectively impaired | Parent Entity
Past due receivables
Financial assets	167	143
Loans - business | Collectively impaired | Gross/Cost
Past due receivables
Financial assets	197	169
Loans - business | Collectively impaired | Gross/Cost | Parent Entity
Past due receivables
Financial assets	182	160
Loans - business | Collectively impaired | Provision for impairment charges on loans
Past due receivables
Financial assets	(35)	(32)
Loans - business | Collectively impaired | Provision for impairment charges on loans | Parent Entity
Past due receivables
Financial assets	$ (15)	$ (17)